ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 13.5%
	AEROSPACE & DEFENSE - 2.2%
3,253	General Electric Company(a)	$ 997,988
2,985	Huntington Ingalls Industries, Inc. (a)	1,255,222
3,325	Woodward, Inc. (a)	1,056,818
		3,310,028
	ASSET MANAGEMENT - 0.6%
3,042	Affiliated Managers Group, Inc. (a)	952,420

	BIOTECH & PHARMA - 0.6%
41,925	Roivant Sciences Ltd.(a)	906,419

	CHEMICALS - 0.6%
1,347	NewMarket Corporation(a)	903,554

	ENTERTAINMENT CONTENT - 0.6%
4,726	Electronic Arts, Inc. (a)	963,726

	INDUSTRIAL INTERMEDIATE PROD - 0.7%
2,167	RBC Bearings, Inc.(a)	1,082,785

	INDUSTRIAL SUPPORT SERVICES - 0.7%
23,043	Fastenal Company(a)	999,144

	INSTITUTIONAL FINANCIAL SERVICES - 0.7%
10,295	Nasdaq, Inc. (a)	997,482

	INSURANCE - 0.7%
9,194	Loews Corporation(a)	970,611

	METALS & MINING - 1.4%
11,572	Anglogold Ashanti plc(a)	1,074,692
9,819	Newmont Corporation(a)	1,103,164
		2,177,856

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	COMMON STOCKS — 13.5% (Continued)
	SEMICONDUCTORS - 1.5%
4,817	Advanced Micro Devices, Inc.(a)	$ 1,140,329
5,646	NVIDIA Corporation(a)	1,079,120
		2,219,449
	SOFTWARE - 1.2%
5,311	Palantir Technologies, Inc., Class A(a)	778,539
45,386	QXO, Inc.(a)	1,006,662
		1,785,201
	SPECIALTY FINANCE - 0.6%
53,077	Rocket Companies, Inc., Class A(a)	951,671

	TECHNOLOGY HARDWARE - 0.7%
2,841	Lumentum Holdings, Inc.(a)	1,113,217

	TELECOMMUNICATIONS - 0.7%
18,259	Millicom International Cellular S.A. (a)	1,114,347

	TOTAL COMMON STOCKS (Cost $17,987,704)	20,447,910

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.0%
	EQUITY - 86.0%
105,092	ARK Next Generation Internet ETF	14,388,146
55,302	GLOBAL X MLP ETF	2,847,500
36,155	Invesco KBW Bank ETF	3,116,561
85,435	iShares Semiconductor ETF	29,586,140
54,708	iShares U.S. Medical Devices ETF	3,286,857
130,365	iShares US Pharmaceuticals ETF	11,300,038
32,573	SPDR S&P 500 ETF	22,539,539
255,024	State Street Communication Services Select Sector	30,623,282
37,482	State Street Consumer Discretionary Select Sector	4,541,694

ANFIELD U.S. EQUITY SECTOR ROTATION ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 86.0% (Continued) EQUITY – 86.0% (Continued)
33,553	State Street Industrial Select Sector SPDR Fund	$ 5,551,008
49,884	State Street Utilities Select Sector SPDR ETF	2,157,483
		129,938,248

	TOTAL EXCHANGE-TRADED FUNDS (Cost $107,986,217)	129,938,248

	TOTAL INVESTMENTS - 99.5% (Cost $125,973,921)	$ 150,386,158
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.5%	785,918
	NET ASSETS - 100.0%	$ 151,172,076

ETF	- Exchange-Traded Fund
LTD	- Limited Company
PLC	- Public Limited Company
S.A.	- Société Anonyme
SPDR	- Standard & Poor's Depositary Receipt

(a)	Non-income producing security.